FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
725,284	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$725,284
	(Cost $725,284)
	Total Investments — 0.9%	725,284
	(Cost $725,284)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.9%
	Call Options Purchased — 111.4%
1,301	Invesco QQQ TrustSM, Series 1	$96,054,131	$6.20	01/15/27	94,975,498
	(Cost $79,030,243)
	Put Options Purchased — 2.5%
1,301	Invesco QQQ TrustSM, Series 1	96,054,131	621.25	01/15/27	2,154,612
	(Cost $6,052,143)
	Total Purchased Options				97,130,110
	(Cost $85,082,386)
WRITTEN OPTIONS — (14.7)%
	Call Options Written — (13.8)%
(1,301)	Invesco QQQ TrustSM, Series 1	(96,054,131)	696.30	01/15/27	(11,793,409)
	(Premiums received $3,279,796)
	Put Options Written — (0.9)%
(1,301)	Invesco QQQ TrustSM, Series 1	(96,054,131)	497.00	01/15/27	(716,252)
	(Premiums received $2,050,184)
	Total Written Options				(12,509,661)
	(Premiums received $5,329,980)
	Net Other Assets and Liabilities — (0.1)%				(62,377)
	Net Assets — 100.0%				$85,283,356

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$725,284	$725,284	$—	$—
Purchased Options	97,130,110	—	97,130,110	—
Total	$97,855,394	$725,284	$97,130,110	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,509,661)	$—	$(12,509,661)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
333,265	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$333,265
	(Cost $333,265)
	Total Investments — 0.8%	333,265
	(Cost $333,265)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.5%
	Call Options Purchased — 117.0%
574	State Street® SPDR® S&P 500® ETF Trust	$43,421,952	$6.93	01/15/27	42,737,043
574	State Street® SPDR® S&P 500® ETF Trust	43,421,952	691.67	01/15/27	5,504,465
	Total Call Options Purchased				48,241,508
	(Cost $42,310,050)
	Put Options Purchased — 2.5%
574	State Street® SPDR® S&P 500® ETF Trust	43,421,952	691.67	01/15/27	1,023,712
	(Cost $2,295,371)
	Total Purchased Options				49,265,220
	(Cost $44,605,421)
WRITTEN OPTIONS — (20.2)%
	Call Options Written — (19.3)%
(1,148)	State Street® SPDR® S&P 500® ETF Trust	(86,843,904)	726.05	01/15/27	(7,947,845)
	(Premiums received $4,214,102)
	Put Options Written — (0.9)%
(574)	State Street® SPDR® S&P 500® ETF Trust	(43,421,952)	587.92	01/15/27	(402,041)
	(Premiums received $974,969)
	Total Written Options				(8,349,886)
	(Premiums received $5,189,071)
	Net Other Assets and Liabilities — (0.1)%				(29,443)
	Net Assets — 100.0%				$41,219,156

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$333,265	$333,265	$—	$—
Purchased Options	49,265,220	—	49,265,220	—
Total	$49,598,485	$333,265	$49,265,220	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,349,886)	$—	$(8,349,886)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
474,461	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$474,461
	(Cost $474,461)
	Total Investments — 1.0%	474,461
	(Cost $474,461)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.7%
	Call Options Purchased — 112.1%
765	Invesco QQQ TrustSM, Series 1	$56,480,715	$6.08	02/19/27	55,869,319
	(Cost $45,918,432)
	Put Options Purchased — 2.6%
765	Invesco QQQ TrustSM, Series 1	56,480,715	608.80	02/19/27	1,295,107
	(Cost $3,651,965)
	Total Purchased Options				57,164,426
	(Cost $49,570,397)
WRITTEN OPTIONS — (15.6)%
	Call Options Written — (14.4)%
(765)	Invesco QQQ TrustSM, Series 1	(56,480,715)	700.18	02/19/27	(7,177,276)
	(Premiums received $1,669,236)
	Put Options Written — (1.2)%
(765)	Invesco QQQ TrustSM, Series 1	(56,480,715)	517.48	02/19/27	(597,366)
	(Premiums received $1,676,409)
	Total Written Options				(7,774,642)
	(Premiums received $3,345,645)
	Net Other Assets and Liabilities — (0.1)%				(27,312)
	Net Assets — 100.0%				$49,836,933

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$474,461	$474,461	$—	$—
Purchased Options	57,164,426	—	57,164,426	—
Total	$57,638,887	$474,461	$57,164,426	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,774,642)	$—	$(7,774,642)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
307,004	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$307,004
	(Cost $307,004)
	Total Investments — 1.0%	307,004
	(Cost $307,004)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 121.4%
	Call Options Purchased — 118.7%
431	State Street® SPDR® S&P 500® ETF Trust	$32,604,288	$6.90	02/19/27	32,108,858
431	State Street® SPDR® S&P 500® ETF Trust	32,604,288	689.44	02/19/27	4,436,916
	Total Call Options Purchased				36,545,774
	(Cost $31,831,778)
	Put Options Purchased — 2.7%
431	State Street® SPDR® S&P 500® ETF Trust	32,604,288	689.44	02/19/27	846,820
	(Cost $1,807,419)
	Total Purchased Options				37,392,594
	(Cost $33,639,197)
WRITTEN OPTIONS — (22.3)%
	Call Options Written — (21.2)%
(862)	State Street® SPDR® S&P 500® ETF Trust	(65,208,576)	724.81	02/19/27	(6,528,960)
	(Premiums received $3,434,366)
	Put Options Written — (1.1)%
(431)	State Street® SPDR® S&P 500® ETF Trust	(32,604,288)	586.03	02/19/27	(350,748)
	(Premiums received $802,799)
	Total Written Options				(6,879,708)
	(Premiums received $4,237,165)
	Net Other Assets and Liabilities — (0.1)%				(19,692)
	Net Assets — 100.0%				$30,800,198

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$307,004	$307,004	$—	$—
Purchased Options	37,392,594	—	37,392,594	—
Total	$37,699,598	$307,004	$37,392,594	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,879,708)	$—	$(6,879,708)	$—

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,508,953	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,508,953
	(Cost $1,508,953)
	Total Investments — 1.0%	1,508,953
	(Cost $1,508,953)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 102.6%
15,385	iShares MSCI EAFE ETF	$161,234,800	$0.94	03/19/27	156,296,215
	(Cost $142,420,920)
	Put Options Purchased — 2.7%
15,385	iShares MSCI EAFE ETF	161,234,800	93.59	03/19/27	4,169,335
	(Cost $8,786,761)
	Total Purchased Options				160,465,550
	(Cost $151,207,681)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (5.0)%
(15,385)	iShares MSCI EAFE ETF	(161,234,800)	108.40	03/19/27	(7,600,190)
	(Premiums received $3,404,298)
	Put Options Written — (1.3)%
(15,385)	iShares MSCI EAFE ETF	(161,234,800)	79.55	03/19/27	(1,984,665)
	(Premiums received $3,924,641)
	Total Written Options				(9,584,855)
	(Premiums received $7,328,939)
	Net Other Assets and Liabilities — (0.0)%				(66,401)
	Net Assets — 100.0%				$152,323,247

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,508,953	$1,508,953	$—	$—
Purchased Options	160,465,550	—	160,465,550	—
Total	$161,974,503	$1,508,953	$160,465,550	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,584,855)	$—	$(9,584,855)	$—

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
5,256,380	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$5,256,380
	(Cost $5,256,380)
	Total Investments — 0.9%	5,256,380
	(Cost $5,256,380)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.5%
	Call Options Purchased — 113.2%
8,639	Invesco QQQ TrustSM, Series 1	$637,826,009	$5.81	03/19/27	631,305,810
	(Cost $499,255,473)
	Put Options Purchased — 2.3%
8,639	Invesco QQQ TrustSM, Series 1	637,826,009	582.05	03/19/27	12,877,207
	(Cost $38,583,156)
	Total Purchased Options				644,183,017
	(Cost $537,838,629)
WRITTEN OPTIONS — (16.3)%
	Call Options Written — (14.9)%
(8,639)	Invesco QQQ TrustSM, Series 1	(637,826,009)	703.47	03/19/27	(83,109,167)
	(Premiums received $14,967,036)
	Put Options Written — (1.4)%
(8,639)	Invesco QQQ TrustSM, Series 1	(637,826,009)	523.84	03/19/27	(7,994,530)
	(Premiums received $23,894,146)
	Total Written Options				(91,103,697)
	(Premiums received $38,861,182)
	Net Other Assets and Liabilities — (0.1)%				(399,466)
	Net Assets — 100.0%				$557,936,234

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,256,380	$5,256,380	$—	$—
Purchased Options	644,183,017	—	644,183,017	—
Total	$649,439,397	$5,256,380	$644,183,017	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(91,103,697)	$—	$(91,103,697)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,250,596	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,250,596
	(Cost $1,250,596)
	Total Investments — 1.0%	1,250,596
	(Cost $1,250,596)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 131.3%
	Call Options Purchased — 129.0%
1,901	State Street® SPDR® S&P 500® ETF Trust	$143,806,848	$6.50	03/19/27	141,427,423
1,901	State Street® SPDR® S&P 500® ETF Trust	143,806,848	648.58	03/19/27	26,440,686
	Total Call Options Purchased				167,868,109
	(Cost $132,326,555)
	Put Options Purchased — 2.3%
1,901	State Street® SPDR® S&P 500® ETF Trust	143,806,848	648.58	03/19/27	2,954,743
	(Cost $8,211,156)
	Total Purchased Options				170,822,852
	(Cost $140,537,711)
WRITTEN OPTIONS — (32.2)%
	Call Options Written — (31.2)%
(3,802)	State Street® SPDR® S&P 500® ETF Trust	(287,613,696)	688.21	03/19/27	(40,586,768)
	(Premiums received $14,725,587)
	Put Options Written — (1.0)%
(1,901)	State Street® SPDR® S&P 500® ETF Trust	(143,806,848)	551.29	03/19/27	(1,334,654)
	(Premiums received $3,815,409)
	Total Written Options				(41,921,422)
	(Premiums received $18,540,996)
	Net Other Assets and Liabilities — (0.1)%				(89,588)
	Net Assets — 100.0%				$130,062,438

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,250,596	$1,250,596	$—	$—
Purchased Options	170,822,852	—	170,822,852	—
Total	$172,073,448	$1,250,596	$170,822,852	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,921,422)	$—	$(41,921,422)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,330,857	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,330,857
	(Cost $1,330,857)
	Total Investments — 1.1%	1,330,857
	(Cost $1,330,857)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.6%
	Call Options Purchased — 108.5%
1,819	Invesco QQQ TrustSM, Series 1	$134,298,589	$6.48	04/16/27	132,677,223
	(Cost $116,500,939)
	Put Options Purchased — 4.1%
1,819	Invesco QQQ TrustSM, Series 1	134,298,589	648.84	04/16/27	5,025,624
	(Cost $8,715,358)
	Total Purchased Options				137,702,847
	(Cost $125,216,297)
WRITTEN OPTIONS — (13.6)%
	Call Options Written — (12.1)%
(1,819)	Invesco QQQ TrustSM, Series 1	(134,298,589)	733.19	04/16/27	(14,824,668)
	(Premiums received $5,468,328)
	Put Options Written — (1.5)%
(1,819)	Invesco QQQ TrustSM, Series 1	(134,298,589)	519.07	04/16/27	(1,813,070)
	(Premiums received $3,089,538)
	Total Written Options				(16,637,738)
	(Premiums received $8,557,866)
	Net Other Assets and Liabilities — (0.1)%				(86,780)
	Net Assets — 100.0%				$122,309,186

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,330,857	$1,330,857	$—	$—
Purchased Options	137,702,847	—	137,702,847	—
Total	$139,033,704	$1,330,857	$137,702,847	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,637,738)	$—	$(16,637,738)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
361,244	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$361,244
	(Cost $361,244)
	Total Investments — 1.2%	361,244
	(Cost $361,244)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.1%
	Call Options Purchased — 115.3%
429	State Street® SPDR® S&P 500® ETF Trust	$32,452,992	$7.11	04/16/27	31,894,902
429	State Street® SPDR® S&P 500® ETF Trust	32,452,992	710.15	04/16/27	4,018,048
	Total Call Options Purchased				35,912,950
	(Cost $33,111,627)
	Put Options Purchased — 3.8%
429	State Street® SPDR® S&P 500® ETF Trust	32,452,992	710.15	04/16/27	1,169,192
	(Cost $1,689,009)
	Total Purchased Options				37,082,142
	(Cost $34,800,636)
WRITTEN OPTIONS — (20.2)%
	Call Options Written — (18.6)%
(858)	State Street® SPDR® S&P 500® ETF Trust	(64,905,984)	747.01	04/16/27	(5,787,167)
	(Premiums received $3,849,935)
	Put Options Written — (1.6)%
(429)	State Street® SPDR® S&P 500® ETF Trust	(32,452,992)	603.63	04/16/27	(504,152)
	(Premiums received $740,413)
	Total Written Options				(6,291,319)
	(Premiums received $4,590,348)
	Net Other Assets and Liabilities — (0.1)%				(18,575)
	Net Assets — 100.0%				$31,133,492

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$361,244	$361,244	$—	$—
Purchased Options	37,082,142	—	37,082,142	—
Total	$37,443,386	$361,244	$37,082,142	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,291,319)	$—	$(6,291,319)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,246,466	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,246,466
	(Cost $1,246,466)
	Total Investments — 1.2%	1,246,466
	(Cost $1,246,466)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 101.0%
1,470	Invesco QQQ TrustSM, Series 1	$108,531,570	$7.08	05/21/27	107,143,890
	(Cost $102,971,122)
	Put Options Purchased — 6.4%
1,470	Invesco QQQ TrustSM, Series 1	108,531,570	708.92	05/21/27	6,797,280
	(Cost $7,994,366)
	Total Purchased Options				113,941,170
	(Cost $110,965,488)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (5.6)%
(1,470)	Invesco QQQ TrustSM, Series 1	(108,531,570)	834.33	05/21/27	(5,887,350)
	(Premiums received $4,137,527)
	Put Options Written — (2.9)%
(1,470)	Invesco QQQ TrustSM, Series 1	(108,531,570)	602.58	05/21/27	(3,109,050)
	(Premiums received $3,714,149)
	Total Written Options				(8,996,400)
	(Premiums received $7,851,676)
	Net Other Assets and Liabilities — (0.1)%				(93,372)
	Net Assets — 100.0%				$106,097,864

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,246,466	$1,246,466	$—	$—
Purchased Options	113,941,170	—	113,941,170	—
Total	$115,187,636	$1,246,466	$113,941,170	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,996,400)	$—	$(8,996,400)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
155,309	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$155,309
	(Cost $155,309)
	Total Investments — 0.9%	155,309
	(Cost $155,309)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.1%
	Call Options Purchased — 110.2%
230	State Street® SPDR® S&P 500® ETF Trust	$17,399,040	$7.40	05/21/27	17,101,565
230	State Street® SPDR® S&P 500® ETF Trust	17,399,040	739.18	05/21/27	1,793,301
	Total Call Options Purchased				18,894,866
	(Cost $18,287,927)
	Put Options Purchased — 4.9%
230	State Street® SPDR® S&P 500® ETF Trust	17,399,040	739.18	05/21/27	833,311
	(Cost $994,754)
	Total Purchased Options				19,728,177
	(Cost $19,282,681)
WRITTEN OPTIONS — (16.1)%
	Call Options Written — (14.0)%
(460)	State Street® SPDR® S&P 500® ETF Trust	(34,798,080)	779.98	05/21/27	(2,396,016)
	(Premiums received $2,033,977)
	Put Options Written — (2.1)%
(230)	State Street® SPDR® S&P 500® ETF Trust	(17,399,040)	628.30	05/21/27	(362,588)
	(Premiums received $441,794)
	Total Written Options				(2,758,604)
	(Premiums received $2,475,771)
	Net Other Assets and Liabilities — 0.1%				24,083
	Net Assets — 100.0%				$17,148,965

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$155,309	$155,309	$—	$—
Purchased Options	19,728,177	—	19,728,177	—
Total	$19,883,486	$155,309	$19,728,177	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,758,604)	$—	$(2,758,604)	$—

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
473,736	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$473,736
	(Cost $473,736)
	Total Investments — 0.4%	473,736
	(Cost $473,736)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.5%
	Call Options Purchased — 106.4%
13,220	iShares MSCI EAFE ETF	$138,545,600	$0.86	06/18/26	135,520,864
	(Cost $112,708,273)
	Put Options Purchased — 0.1%
13,220	iShares MSCI EAFE ETF	138,545,600	86.33	06/18/26	122,946
	(Cost $5,943,110)
	Total Purchased Options				135,643,810
	(Cost $118,651,383)
WRITTEN OPTIONS — (6.8)%
	Call Options Written — (6.7)%
(13,220)	iShares MSCI EAFE ETF	(138,545,600)	97.50	06/18/26	(8,569,865)
	(Premiums received $1,810,916)
	Put Options Written — (0.1)%
(13,220)	iShares MSCI EAFE ETF	(138,545,600)	73.38	06/18/26	(44,551)
	(Premiums received $1,807,982)
	Total Written Options				(8,614,416)
	(Premiums received $3,618,898)
	Net Other Assets and Liabilities — (0.1)%				(97,351)
	Net Assets — 100.0%				$127,405,779

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$473,736	$473,736	$—	$—
Purchased Options	135,643,810	—	135,643,810	—
Total	$136,117,546	$473,736	$135,643,810	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,614,416)	$—	$(8,614,416)	$—

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,689,073	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,689,073
	(Cost $1,689,073)
	Total Investments — 0.3%	1,689,073
	(Cost $1,689,073)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.9%
	Call Options Purchased — 118.9%
10,332	Invesco QQQ TrustSM, Series 1	$762,821,892	$5.26	06/18/26	757,511,244
	(Cost $545,134,277)
	Put Options Purchased — 0.0%
10,332	Invesco QQQ TrustSM, Series 1	762,821,892	526.82	06/18/26	92,988
	(Cost $37,023,353)
	Total Purchased Options				757,604,232
	(Cost $582,157,630)
WRITTEN OPTIONS — (19.1)%
	Call Options Written — (19.1)%
(10,332)	Invesco QQQ TrustSM, Series 1	(762,821,892)	622.76	06/18/26	(121,442,328)
	(Premiums received $14,508,125)
	Put Options Written — (0.0)%
(10,332)	Invesco QQQ TrustSM, Series 1	(762,821,892)	474.14	06/18/26	(41,328)
	(Premiums received $20,735,634)
	Total Written Options				(121,483,656)
	(Premiums received $35,243,759)
	Net Other Assets and Liabilities — (0.1)%				(446,552)
	Net Assets — 100.0%				$637,363,097

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,689,073	$1,689,073	$—	$—
Purchased Options	757,604,232	—	757,604,232	—
Total	$759,293,305	$1,689,073	$757,604,232	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(121,483,656)	$—	$(121,483,656)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
568,785	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$568,785
	(Cost $568,785)
	Total Investments — 0.3%	568,785
	(Cost $568,785)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 139.9%
	Call Options Purchased — 139.9%
2,686	State Street® SPDR® S&P 500® ETF Trust	$203,190,528	$5.95	06/18/26	201,090,076
2,686	State Street® SPDR® S&P 500® ETF Trust	203,190,528	594.29	06/18/26	43,464,852
	Total Call Options Purchased				244,554,928
	(Cost $176,689,153)
	Put Options Purchased — 0.0%
2,686	State Street® SPDR® S&P 500® ETF Trust	203,190,528	594.29	06/18/26	32,232
	(Cost $7,689,860)
	Total Purchased Options				244,587,160
	(Cost $184,379,013)
WRITTEN OPTIONS — (40.1)%
	Call Options Written — (40.1)%
(5,372)	State Street® SPDR® S&P 500® ETF Trust	(406,381,056)	625.73	06/18/26	(70,109,972)
	(Premiums received $19,711,545)
	Put Options Written — (0.0)%
(2,686)	State Street® SPDR® S&P 500® ETF Trust	(203,190,528)	505.15	06/18/26	(10,744)
	(Premiums received $3,118,058)
	Total Written Options				(70,120,716)
	(Premiums received $22,829,603)
	Net Other Assets and Liabilities — (0.1)%				(128,333)
	Net Assets — 100.0%				$174,906,896

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$568,785	$568,785	$—	$—
Purchased Options	244,587,160	—	244,587,160	—
Total	$245,155,945	$568,785	$244,587,160	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(70,120,716)	$—	$(70,120,716)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
278,472	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$278,472
	(Cost $278,472)
	Total Investments — 0.4%	278,472
	(Cost $278,472)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.1%
	Call Options Purchased — 118.0%
1,066	Invesco QQQ TrustSM, Series 1	$78,703,846	$5.60	07/17/26	78,036,274
	(Cost $59,141,172)
	Put Options Purchased — 0.1%
1,066	Invesco QQQ TrustSM, Series 1	78,703,846	561.25	07/17/26	89,193
	(Cost $4,016,078)
	Total Purchased Options				78,125,467
	(Cost $63,157,250)
WRITTEN OPTIONS — (18.4)%
	Call Options Written — (18.4)%
(1,066)	Invesco QQQ TrustSM, Series 1	(78,703,846)	628.94	07/17/26	(12,188,836)
	(Premiums received $2,430,187)
	Put Options Written — (0.0)%
(1,066)	Invesco QQQ TrustSM, Series 1	(78,703,846)	449.00	07/17/26	(20,787)
	(Premiums received $1,266,801)
	Total Written Options				(12,209,623)
	(Premiums received $3,696,988)
	Net Other Assets and Liabilities — (0.1)%				(50,469)
	Net Assets — 100.0%				$66,143,847

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$278,472	$278,472	$—	$—
Purchased Options	78,125,467	—	78,125,467	—
Total	$78,403,939	$278,472	$78,125,467	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,209,623)	$—	$(12,209,623)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
279,150	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$279,150
	(Cost $279,150)
	Total Investments — 0.4%	279,150
	(Cost $279,150)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 129.2%
	Call Options Purchased — 129.1%
1,041	State Street® SPDR® S&P 500® ETF Trust	$78,749,568	$6.29	07/17/26	77,934,611
1,041	State Street® SPDR® S&P 500® ETF Trust	78,749,568	627.59	07/17/26	13,696,666
	Total Call Options Purchased				91,631,277
	(Cost $71,023,734)
	Put Options Purchased — 0.1%
1,041	State Street® SPDR® S&P 500® ETF Trust	78,749,568	627.59	07/17/26	92,805
	(Cost $2,919,713)
	Total Purchased Options				91,724,082
	(Cost $73,943,447)
WRITTEN OPTIONS — (29.5)%
	Call Options Written — (29.5)%
(2,082)	State Street® SPDR® S&P 500® ETF Trust	(157,499,136)	659.28	07/17/26	(20,947,231)
	(Premiums received $6,601,065)
	Put Options Written — (0.0)%
(1,041)	State Street® SPDR® S&P 500® ETF Trust	(78,749,568)	533.45	07/17/26	(30,762)
	(Premiums received $1,113,761)
	Total Written Options				(20,977,993)
	(Premiums received $7,714,826)
	Net Other Assets and Liabilities — (0.1)%				(49,927)
	Net Assets — 100.0%				$70,975,312

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$279,150	$279,150	$—	$—
Purchased Options	91,724,082	—	91,724,082	—
Total	$92,003,232	$279,150	$91,724,082	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,977,993)	$—	$(20,977,993)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
297,733	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$297,733
	(Cost $297,733)
	Total Investments — 0.5%	297,733
	(Cost $297,733)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.4%
	Call Options Purchased — 114.0%
944	Invesco QQQ TrustSM, Series 1	$69,696,464	$5.76	08/21/26	69,106,332
	(Cost $54,303,210)
	Put Options Purchased — 0.4%
944	Invesco QQQ TrustSM, Series 1	69,696,464	577.33	08/21/26	251,529
	(Cost $3,585,662)
	Total Purchased Options				69,357,861
	(Cost $57,888,872)
WRITTEN OPTIONS — (14.8)%
	Call Options Written — (14.6)%
(944)	Invesco QQQ TrustSM, Series 1	(69,696,464)	657.81	08/21/26	(8,880,029)
	(Premiums received $1,588,911)
	Put Options Written — (0.2)%
(944)	Invesco QQQ TrustSM, Series 1	(69,696,464)	490.73	08/21/26	(92,880)
	(Premiums received $1,410,902)
	Total Written Options				(8,972,909)
	(Premiums received $2,999,813)
	Net Other Assets and Liabilities — (0.1)%				(45,027)
	Net Assets — 100.0%				$60,637,658

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$297,733	$297,733	$—	$—
Purchased Options	69,357,861	—	69,357,861	—
Total	$69,655,594	$297,733	$69,357,861	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,972,909)	$—	$(8,972,909)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
250,282	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$250,282
	(Cost $250,282)
	Total Investments — 0.5%	250,282
	(Cost $250,282)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 125.7%
	Call Options Purchased — 125.3%
744	State Street® SPDR® S&P 500® ETF Trust	$56,282,112	$6.44	08/21/26	55,699,917
744	State Street® SPDR® S&P 500® ETF Trust	56,282,112	643.45	08/21/26	8,957,261
	Total Call Options Purchased				64,657,178
	(Cost $51,266,074)
	Put Options Purchased — 0.4%
744	State Street® SPDR® S&P 500® ETF Trust	56,282,112	643.45	08/21/26	215,433
	(Cost $2,243,723)
	Total Purchased Options				64,872,611
	(Cost $53,509,797)
WRITTEN OPTIONS — (26.1)%
	Call Options Written — (26.0)%
(1,488)	State Street® SPDR® S&P 500® ETF Trust	(112,564,224)	675.69	08/21/26	(13,404,350)
	(Premiums received $4,414,234)
	Put Options Written — (0.1)%
(744)	State Street® SPDR® S&P 500® ETF Trust	(56,282,112)	546.93	08/21/26	(74,445)
	(Premiums received $856,333)
	Total Written Options				(13,478,795)
	(Premiums received $5,270,567)
	Net Other Assets and Liabilities — (0.1)%				(36,053)
	Net Assets — 100.0%				$51,608,045

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$250,282	$250,282	$—	$—
Purchased Options	64,872,611	—	64,872,611	—
Total	$65,122,893	$250,282	$64,872,611	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,478,795)	$—	$(13,478,795)	$—

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
733,531	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$733,531
	(Cost $733,531)
	Total Investments — 0.6%	733,531
	(Cost $733,531)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 102.2%
12,424	iShares MSCI EAFE ETF	$130,203,520	$0.93	09/18/26	127,201,136
	(Cost $113,121,472)
	Put Options Purchased — 1.2%
12,424	iShares MSCI EAFE ETF	130,203,520	93.00	09/18/26	1,470,629
	(Cost $5,898,451)
	Total Purchased Options				128,671,765
	(Cost $119,019,923)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (3.4)%
(12,424)	iShares MSCI EAFE ETF	(130,203,520)	105.22	09/18/26	(4,263,420)
	(Premiums received $1,248,214)
	Put Options Written — (0.5)%
(12,424)	iShares MSCI EAFE ETF	(130,203,520)	79.05	09/18/26	(567,155)
	(Premiums received $2,014,272)
	Total Written Options				(4,830,575)
	(Premiums received $3,262,486)
	Net Other Assets and Liabilities — (0.1)%				(92,846)
	Net Assets — 100.0%				$124,481,875

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$733,531	$733,531	$—	$—
Purchased Options	128,671,765	—	128,671,765	—
Total	$129,405,296	$733,531	$128,671,765	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,830,575)	$—	$(4,830,575)	$—

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
3,208,874	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,208,874
	(Cost $3,208,874)
	Total Investments — 0.5%	3,208,874
	(Cost $3,208,874)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.7%
	Call Options Purchased — 108.9%
9,298	Invesco QQQ TrustSM, Series 1	$686,480,638	$5.98	09/18/26	680,478,500
	(Cost $552,250,454)
	Put Options Purchased — 0.8%
9,298	Invesco QQQ TrustSM, Series 1	686,480,638	599.34	09/18/26	5,050,302
	(Cost $36,072,082)
	Total Purchased Options				685,528,802
	(Cost $588,322,536)
WRITTEN OPTIONS — (10.1)%
	Call Options Written — (9.7)%
(9,298)	Invesco QQQ TrustSM, Series 1	(686,480,638)	701.05	09/18/26	(60,688,418)
	(Premiums received $14,114,860)
	Put Options Written — (0.4)%
(9,298)	Invesco QQQ TrustSM, Series 1	(686,480,638)	539.41	09/18/26	(2,598,884)
	(Premiums received $20,550,048)
	Total Written Options				(63,287,302)
	(Premiums received $34,664,908)
	Net Other Assets and Liabilities — (0.1)%				(457,675)
	Net Assets — 100.0%				$624,992,699

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,208,874	$3,208,874	$—	$—
Purchased Options	685,528,802	—	685,528,802	—
Total	$688,737,676	$3,208,874	$685,528,802	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(63,287,302)	$—	$(63,287,302)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
658,372	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$658,372
	(Cost $658,372)
	Total Investments — 0.6%	658,372
	(Cost $658,372)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 121.1%
	Call Options Purchased — 120.3%
1,753	State Street® SPDR® S&P 500® ETF Trust	$132,610,944	$6.65	09/18/26	130,878,752
1,753	State Street® SPDR® S&P 500® ETF Trust	132,610,944	663.71	09/18/26	18,173,211
	Total Call Options Purchased				149,051,963
	(Cost $123,142,896)
	Put Options Purchased — 0.8%
1,753	State Street® SPDR® S&P 500® ETF Trust	132,610,944	663.71	09/18/26	1,044,455
	(Cost $6,085,366)
	Total Purchased Options				150,096,418
	(Cost $129,228,262)
WRITTEN OPTIONS — (21.6)%
	Call Options Written — (21.3)%
(3,506)	State Street® SPDR® S&P 500® ETF Trust	(265,221,888)	695.50	09/18/26	(26,398,076)
	(Premiums received $11,102,322)
	Put Options Written — (0.3)%
(1,753)	State Street® SPDR® S&P 500® ETF Trust	(132,610,944)	564.16	09/18/26	(346,130)
	(Premiums received $2,532,047)
	Total Written Options				(26,744,206)
	(Premiums received $13,634,369)
	Net Other Assets and Liabilities — (0.1)%				(86,653)
	Net Assets — 100.0%				$123,923,931

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$658,372	$658,372	$—	$—
Purchased Options	150,096,418	—	150,096,418	—
Total	$150,754,790	$658,372	$150,096,418	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,744,206)	$—	$(26,744,206)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
433,353	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$433,353
	(Cost $433,353)
	Total Investments — 0.6%	433,353
	(Cost $433,353)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.2%
	Call Options Purchased — 112.0%
1,042	Invesco QQQ TrustSM, Series 1	$76,931,902	$6.03	10/16/26	76,172,596
	(Cost $62,954,697)
	Put Options Purchased — 1.2%
1,042	Invesco QQQ TrustSM, Series 1	76,931,902	603.92	10/16/26	822,107
	(Cost $4,423,870)
	Total Purchased Options				76,994,703
	(Cost $67,378,567)
WRITTEN OPTIONS — (13.7)%
	Call Options Written — (13.4)%
(1,042)	Invesco QQQ TrustSM, Series 1	(76,931,902)	678.87	10/16/26	(9,089,824)
	(Premiums received $2,894,457)
	Put Options Written — (0.3)%
(1,042)	Invesco QQQ TrustSM, Series 1	(76,931,902)	483.13	10/16/26	(242,390)
	(Premiums received $1,442,528)
	Total Written Options				(9,332,214)
	(Premiums received $4,336,985)
	Net Other Assets and Liabilities — (0.1)%				(54,301)
	Net Assets — 100.0%				$68,041,541

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$433,353	$433,353	$—	$—
Purchased Options	76,994,703	—	76,994,703	—
Total	$77,428,056	$433,353	$76,994,703	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,332,214)	$—	$(9,332,214)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
430,513	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$430,513
	(Cost $430,513)
	Total Investments — 0.6%	430,513
	(Cost $430,513)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 121.7%
	Call Options Purchased — 120.6%
1,058	State Street® SPDR® S&P 500® ETF Trust	$80,035,584	$6.65	10/16/26	78,971,553
1,058	State Street® SPDR® S&P 500® ETF Trust	80,035,584	664.40	10/16/26	11,317,363
	Total Call Options Purchased				90,288,916
	(Cost $75,398,774)
	Put Options Purchased — 1.1%
1,058	State Street® SPDR® S&P 500® ETF Trust	80,035,584	664.40	10/16/26	839,332
	(Cost $3,971,178)
	Total Purchased Options				91,128,248
	(Cost $79,369,952)
WRITTEN OPTIONS — (22.2)%
	Call Options Written — (21.8)%
(2,116)	State Street® SPDR® S&P 500® ETF Trust	(160,071,168)	698.48	10/16/26	(16,354,416)
	(Premiums received $8,012,767)
	Put Options Written — (0.4)%
(1,058)	State Street® SPDR® S&P 500® ETF Trust	(80,035,584)	564.74	10/16/26	(295,319)
	(Premiums received $1,762,589)
	Total Written Options				(16,649,735)
	(Premiums received $9,775,356)
	Net Other Assets and Liabilities — (0.1)%				(52,254)
	Net Assets — 100.0%				$74,856,772

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$430,513	$430,513	$—	$—
Purchased Options	91,128,248	—	91,128,248	—
Total	$91,558,761	$430,513	$91,128,248	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,649,735)	$—	$(16,649,735)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
418,354	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$418,354
	(Cost $418,354)
	Total Investments — 0.7%	418,354
	(Cost $418,354)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.5%
	Call Options Purchased — 112.1%
981	Invesco QQQ TrustSM, Series 1	$72,428,211	$5.89	11/20/26	71,713,150
	(Cost $58,108,724)
	Put Options Purchased — 1.4%
981	Invesco QQQ TrustSM, Series 1	72,428,211	590.06	11/20/26	886,373
	(Cost $4,116,274)
	Total Purchased Options				72,599,523
	(Cost $62,224,998)
WRITTEN OPTIONS — (14.1)%
	Call Options Written — (13.5)%
(981)	Invesco QQQ TrustSM, Series 1	(72,428,211)	686.54	11/20/26	(8,645,916)
	(Premiums received $2,521,537)
	Put Options Written — (0.6)%
(981)	Invesco QQQ TrustSM, Series 1	(72,428,211)	501.55	11/20/26	(380,785)
	(Premiums received $1,909,402)
	Total Written Options				(9,026,701)
	(Premiums received $4,430,939)
	Net Other Assets and Liabilities — (0.1)%				(46,713)
	Net Assets — 100.0%				$63,944,463

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$418,354	$418,354	$—	$—
Purchased Options	72,599,523	—	72,599,523	—
Total	$73,017,877	$418,354	$72,599,523	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,026,701)	$—	$(9,026,701)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
174,657	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$174,657
	(Cost $174,657)
	Total Investments — 0.8%	174,657
	(Cost $174,657)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 124.2%
	Call Options Purchased — 122.8%
323	State Street® SPDR® S&P 500® ETF Trust	$24,434,304	$6.60	11/20/26	24,107,990
323	State Street® SPDR® S&P 500® ETF Trust	24,434,304	659.04	11/20/26	3,774,058
	Total Call Options Purchased				27,882,048
	(Cost $23,024,922)
	Put Options Purchased — 1.4%
323	State Street® SPDR® S&P 500® ETF Trust	24,434,304	659.04	11/20/26	317,312
	(Cost $1,301,220)
	Total Purchased Options				28,199,360
	(Cost $24,326,142)
WRITTEN OPTIONS — (24.9)%
	Call Options Written — (24.4)%
(646)	State Street® SPDR® S&P 500® ETF Trust	(48,868,608)	695.48	11/20/26	(5,531,750)
	(Premiums received $2,574,605)
	Put Options Written — (0.5)%
(323)	State Street® SPDR® S&P 500® ETF Trust	(24,434,304)	560.19	11/20/26	(121,464)
	(Premiums received $585,906)
	Total Written Options				(5,653,214)
	(Premiums received $3,160,511)
	Net Other Assets and Liabilities — (0.1)%				(15,908)
	Net Assets — 100.0%				$22,704,895

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$174,657	$174,657	$—	$—
Purchased Options	28,199,360	—	28,199,360	—
Total	$28,374,017	$174,657	$28,199,360	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,653,214)	$—	$(5,653,214)	$—

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,300,788	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,300,788
	(Cost $1,300,788)
	Total Investments — 0.8%	1,300,788
	(Cost $1,300,788)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 101.6%
15,847	iShares MSCI EAFE ETF	$166,076,560	$0.95	12/18/26	161,122,788
	(Cost $148,913,844)
	Put Options Purchased — 2.5%
15,847	iShares MSCI EAFE ETF	166,076,560	95.46	12/18/26	4,025,138
	(Cost $7,566,905)
	Total Purchased Options				165,147,926
	(Cost $156,480,749)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (3.7)%
(15,847)	iShares MSCI EAFE ETF	(166,076,560)	107.90	12/18/26	(5,914,893)
	(Premiums received $2,810,186)
	Put Options Written — (1.1)%
(15,847)	iShares MSCI EAFE ETF	(166,076,560)	81.14	12/18/26	(1,736,990)
	(Premiums received $2,590,818)
	Total Written Options				(7,651,883)
	(Premiums received $5,401,004)
	Net Other Assets and Liabilities — (0.1)%				(115,955)
	Net Assets — 100.0%				$158,680,876

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,300,788	$1,300,788	$—	$—
Purchased Options	165,147,926	—	165,147,926	—
Total	$166,448,714	$1,300,788	$165,147,926	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,651,883)	$—	$(7,651,883)	$—

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
5,171,500	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$5,171,500
	(Cost $5,171,500)
	Total Investments — 0.7%	5,171,500
	(Cost $5,171,500)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.1%
	Call Options Purchased — 108.0%
10,298	Invesco QQQ TrustSM, Series 1	$760,311,638	$6.16	12/18/26	752,570,940
	(Cost $625,992,557)
	Put Options Purchased — 2.1%
10,298	Invesco QQQ TrustSM, Series 1	760,311,638	617.04	12/18/26	14,409,580
	(Cost $45,886,260)
	Total Purchased Options				766,980,520
	(Cost $671,878,817)
WRITTEN OPTIONS — (10.7)%
	Call Options Written — (9.6)%
(10,298)	Invesco QQQ TrustSM, Series 1	(760,311,638)	729.47	12/18/26	(66,659,469)
	(Premiums received $15,467,920)
	Put Options Written — (1.1)%
(10,298)	Invesco QQQ TrustSM, Series 1	(760,311,638)	555.34	12/18/26	(8,093,713)
	(Premiums received $27,050,353)
	Total Written Options				(74,753,182)
	(Premiums received $42,518,273)
	Net Other Assets and Liabilities — (0.1)%				(509,349)
	Net Assets — 100.0%				$696,889,489

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,171,500	$5,171,500	$—	$—
Purchased Options	766,980,520	—	766,980,520	—
Total	$772,152,020	$5,171,500	$766,980,520	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(74,753,182)	$—	$(74,753,182)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,344,264	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,344,264
	(Cost $1,344,264)
	Total Investments — 0.8%	1,344,264
	(Cost $1,344,264)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 120.6%
	Call Options Purchased — 118.6%
2,459	State Street® SPDR® S&P 500® ETF Trust	$186,018,432	$6.82	12/18/26	183,021,870
2,459	State Street® SPDR® S&P 500® ETF Trust	186,018,432	680.60	12/18/26	24,783,892
	Total Call Options Purchased				207,805,762
	(Cost $178,054,051)
	Put Options Purchased — 2.0%
2,459	State Street® SPDR® S&P 500® ETF Trust	186,018,432	680.60	12/18/26	3,584,362
	(Cost $9,778,248)
	Total Purchased Options				211,390,124
	(Cost $187,832,299)
WRITTEN OPTIONS — (21.3)%
	Call Options Written — (20.5)%
(4,918)	State Street® SPDR® S&P 500® ETF Trust	(372,036,864)	714.83	12/18/26	(35,988,055)
	(Premiums received $17,933,418)
	Put Options Written — (0.8)%
(2,459)	State Street® SPDR® S&P 500® ETF Trust	(186,018,432)	578.51	12/18/26	(1,372,811)
	(Premiums received $4,301,846)
	Total Written Options				(37,360,866)
	(Premiums received $22,235,264)
	Net Other Assets and Liabilities — (0.1)%				(117,904)
	Net Assets — 100.0%				$175,255,618

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,344,264	$1,344,264	$—	$—
Purchased Options	211,390,124	—	211,390,124	—
Total	$212,734,388	$1,344,264	$211,390,124	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(37,360,866)	$—	$(37,360,866)	$—

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,020,672	FT Vest International Equity Moderate Buffer ETF - March (b)	$29,119,772
1,081,406	FT Vest International Equity Moderate Buffer ETF - June (b)	29,030,344
1,068,169	FT Vest International Equity Moderate Buffer ETF - September (b)	29,218,695
1,062,068	FT Vest International Equity Moderate Buffer ETF - December (b)	29,127,427
	Total Exchange-Traded Funds	116,496,238
	(Cost $109,311,226)
MONEY MARKET FUNDS — 0.0%
58,480	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (c)	58,480
	(Cost $58,480)

	Total Investments — 100.0%	116,554,718
	(Cost $109,369,706)
	Net Other Assets and Liabilities — (0.0)%	(9,371)
	Net Assets — 100.0%	$116,545,347

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$116,496,238	$116,496,238	$—	$—
Money Market Funds	58,480	58,480	—	—
Total Investments	$116,554,718	$116,554,718	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	1,020,672	$9,625,946	$19,206,150	$(1,302,399)	$1,429,130	$160,945	$29,119,772	$—
FT Vest International Equity Moderate Buffer ETF - June	1,081,406	9,595,401	19,145,340	(1,064,956)	1,194,471	160,088	29,030,344	—
FT Vest International Equity Moderate Buffer ETF - September	1,068,169	9,742,958	19,336,596	(1,363,500)	1,291,525	211,116	29,218,695	—
FT Vest International Equity Moderate Buffer ETF - December	1,062,068	9,578,676	19,300,433	(1,011,903)	1,127,468	132,753	29,127,427	—
		$38,542,981	$76,988,519	$(4,742,758)	$5,042,594	$664,902	$116,496,238	$—

FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
26,750	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (b)	$1,025,194
27,535	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (b)	1,027,744
23,792	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	1,013,896
26,360	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	994,827
27,645	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (b)	998,526
22,497	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	996,167
24,840	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (b)	1,007,262
26,011	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (b)	1,012,088
23,021	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	1,018,336
26,014	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (b)	1,024,562
25,890	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (b)	1,021,878
23,910	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (b)	1,022,392
	Total Exchange-Traded Funds	12,162,872
	(Cost $11,536,593)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
4,046	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	$4,046
	(Cost $4,046)

	Total Investments — 100.0%	12,166,918
	(Cost $11,540,639)
	Net Other Assets and Liabilities — (0.0)%	(972)
	Net Assets — 100.0%	$12,165,946

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$12,162,872	$12,162,872	$—	$—
Money Market Funds	4,046	4,046	—	—
Total Investments	$12,166,918	$12,166,918	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	26,750	$430,775	$632,972	$(93,845)	$47,922	$7,370	$1,025,194	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	27,535	430,856	633,028	(94,377)	50,570	7,667	1,027,744	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	23,792	427,435	626,909	(110,998)	61,814	8,736	1,013,896	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	26,360	426,167	624,714	(100,099)	38,934	5,111	994,827	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	27,645	429,247	620,958	(97,944)	39,543	6,722	998,526	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	22,497	428,311	623,021	(96,111)	34,344	6,602	996,167	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	24,840	428,319	621,196	(91,955)	42,611	7,091	1,007,262	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	26,011	426,856	624,715	(91,344)	44,957	6,904	1,012,088	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	23,021	428,941	627,628	(91,341)	46,371	6,737	1,018,336	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	26,014	431,484	631,242	(95,922)	49,931	7,827	1,024,562	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	25,890	429,872	632,351	(103,113)	54,200	8,568	1,021,878	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	23,910	430,927	629,439	(95,296)	49,684	7,638	1,022,392	—
		$5,149,190	$7,528,173	$(1,162,345)	$560,881	$86,973	$12,162,872	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
The Funds are not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc., or State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM or State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.